Adoption of IFRS 17 'Insurance Contracts' - Summary of significant effects in the financial position (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022		Dec. 31, 2021
Disclosure of Significant Effects in Financial Position [Line Items]
Cash and due from banks at amortized cost		₩ 40,525,712	₩ 34,629,251
Financial assets at fair value through profit or loss		72,146,845	71,216,564
Securities at fair value through other comprehensive income		93,805,369	90,311,979
Securities at amortized cost		33,315,999	35,686,487
Other assets		26,401,598	29,925,844
Total Assets		739,764,256	691,795,333
Adjustment increase in assets					₩ (6,287,663)
Deposits		422,781,045	381,512,664
Borrowing		49,920,373	56,901,352
Debt securities issued		93,765,854	81,561,725
Insurance contract liabilities	[1]	51,124,991	48,334,232
Reinsurance contract liabilities		98,063	93,240
Investment contract liabilities		1,165,022	1,572,685
Other liabilities		40,879,509	48,722,340
Total Liabilities		680,943,223	635,473,468
Adjustment increase in liabilities					(6,965,191)
Equity		₩ 58,821,033	₩ 56,321,865	₩ 53,423,558			₩ 49,538,422
Adjustment increase in equity					677,528
IFRS 4 [Member]
Disclosure of Significant Effects in Financial Position [Line Items]
Cash and due from banks at amortized cost				29,532,235	28,453,404	[2]
Financial assets at fair value through profit or loss				56,643,669	62,403,759	[2]
Securities at fair value through other comprehensive income				63,661,719	64,838,323	[2]
Securities at amortized cost				57,971,492	49,930,076	[2]
Loans at amortized cost	[2]				389,137,156
Other assets				55,783,655	53,389,467	[2],[3]
Total Assets				675,884,281	648,152,185	[2]
Deposits				383,010,745	364,896,675	[2]
Borrowing				49,279,175	43,167,065	[2]
Debt securities issued				77,288,783	80,149,362	[2]
Insurance contract liabilities				54,315,124	54,333,498	[2]
Reinsurance contract liabilities				0
Investment contract liabilities				0
Other liabilities				60,860,032	56,067,163	[2],[3]
Total Liabilities				624,753,859	598,613,763	[2]
Equity				51,130,422	49,538,422	[2]
IFRS 17 [Member]
Disclosure of Significant Effects in Financial Position [Line Items]
Cash and due from banks at amortized cost				30,050,840	29,049,341	[4]
Financial assets at fair value through profit or loss				61,508,281	68,161,348	[4]
Securities at fair value through other comprehensive income				85,469,161	90,893,467	[4]
Securities at amortized cost				33,371,198	26,164,942	[4]
Loans at amortized cost	[4]				384,810,774
Other assets				46,046,006	42,784,650	[4]
Total Assets				664,433,230	641,864,522	[4]
Deposits				382,988,294	364,874,652	[4]
Borrowing				49,279,175	43,167,065	[4]
Debt securities issued				77,288,783	80,149,362	[4]
Insurance contract liabilities				45,904,773	53,774,915	[4]
Reinsurance contract liabilities				62,803	281,763	[4]
Investment contract liabilities				2,133,586	2,953,698	[4]
Other liabilities				53,352,258	46,447,117	[4]
Total Liabilities				611,009,672	591,648,572	[4]
Equity				₩ 53,423,558	₩ 50,215,950	[4]

[1]	As of December 31, 2022 and 2023 contractor’s share adjustment amount is excluded W(-) 1,616 million and W(-) 1,024 million, respectively.
[2]	Prepared in accordance with IFRS 9 ‘financial instruments’, IFRS 4 ‘Insurance Contracts’, and Enforcement Rules of the Insurance Business Act. (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts)
[3]	Other assets and other liabilities under IFRS 4 include separate account assets amounted to W 9,501,135 million and separate account liabilities amounted to W 9,834,894 million, respectively.
[4]	Prepared in accordance with IFRS 9 ‘financial instruments’ and IFRS 17 ‘Insurance Contracts’ (changed business model is applied to financial assets related to insurance contracts under IFRS 17)